Convertible Note Receivable - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions	Dec. 14, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 14, 2017 CAD ($) $ / shares	Dec. 12, 2017
Convertible note receivable [Line Items]
Amount advanced in exchange for convertible note receivable | $		$ 15,562
Convertible note receivable [member] | Kutcho [member]
Convertible note receivable [Line Items]
Amount advanced in exchange for convertible note receivable	$ 16,000		$ 20
Coupon rate on convertible note receivable	10.00%		10.00%
Convertible note original term to maturity	7 year
Maximum interest payment deferral period	4 years
Option to defer interest payment criteria	First three interest payments until December 31, 2019, at which point one half of the deferred interest is payable in cash and the other half of the deferred interest can, at Kutcho's option, either (i) be paid in cash; or (ii) be deferred for an additional period not to exceed 4 years.
Conversion price per share | $ / shares			$ 0.8125
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 24 months until 36 months				25.00%
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 36 months until 60 months				20.00%
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 60 months until maturity				15.00%